UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Brookfield Infrastructure Partners L.P.	Share capital	Share capital Parent	Retained earnings	Ownership changes	Accumulated other comprehensive income	Non-controlling interest
Balance as at Dec. 31, 2022	$ (361)	$ (1,119)		$ 53	$ 901	$ (2,379)	$ 306	$ 758
Net income (loss)	(349)	(575)			(575)			226
Other comprehensive loss	109	64					64	45
Comprehensive income (loss)	(240)	(511)			(575)		64	271
Distributions to non-controlling interest	(163)							(163)
Balance as at Jun. 30, 2023	(764)	(1,630)	$ 53	53	326	(2,379)	370	866
Balance as at Mar. 31, 2023	(648)	(1,411)	53		600	(2,379)	315	763
Net income (loss)	(154)	(274)			(274)			120
Other comprehensive loss	86	55					55	31
Comprehensive income (loss)	(68)	(219)			(274)		55	151
Distributions to non-controlling interest	(48)							(48)
Balance as at Jun. 30, 2023	(764)	(1,630)	53	$ 53	326	(2,379)	370	866
Balance as at Dec. 31, 2023	4,068	(399)	392		1,115	(2,379)	473	4,467
Net income (loss)	840	519			519			321
Other comprehensive loss	110	27					27	83
Comprehensive income (loss)	950	546			519		27	404
Capital provided to non-controlling interest	(1,206)							(1,206)
Distributions to non-controlling interest	(334)							(334)
Other items	52	2			2			50
Balance as at Jun. 30, 2024	3,530	149	392		1,636	(2,379)	500	3,381
Balance as at Mar. 31, 2024	2,916	(379)	392		1,143	(2,379)	465	3,295
Net income (loss)	643	491			491			152
Other comprehensive loss	112	35					35	77
Comprehensive income (loss)	755	526			491		35	229
Distributions to non-controlling interest	(177)							(177)
Other items	36	2			2			34
Balance as at Jun. 30, 2024	$ 3,530	$ 149	$ 392		$ 1,636	$ (2,379)	$ 500	$ 3,381